CONTRIBUTED EQUITY	12 Months Ended
Jun. 30, 2018
CONTRIBUTED EQUITY
CONTRIBUTED EQUITY

Consolidated
2018	2017
$	$

18.CONTRIBUTED EQUITY

Issued and paid-up capital
Fully paid ordinary shares	122,372,662	122,382,625

Total contributed equity	122,372,662	122,382,625

Movements in shares on issue

Year ended June 30, 2017	Shares	$

Balance at the beginning of the financial year	1,715,282,724	115,272,576
Add: shares issued as part of private placements	720,000,000	8,049,369
Add: facility fee rebate on previously issued shares*	—	295,110
Less: transaction costs arising on share issue	—	(1,234,430)

Balance at the end of the financial year	2,435,282,724	122,382,625

Year ended June 30, 2018	Shares	$

Balance at the beginning of the financial year	2,435,282,724	122,382,625
Less: transaction costs arising on share issue	—	(9,963)

Balance at the end of the financial year	2,435,282,724	122,372,662

*  Rebate of a facility fee originally provided to Kentgrove Capital on commencement date of a Standby Equity Placement Facility Agreement entered into in January 2015 that was paid on expiry of the facility agreement on January 21, 2017 in accordance with the agreement, representing a reduction in total equity transaction costs associated with the commencement of the facility.

Terms and conditions of contributed equity

Ordinary shares have the right to receive dividends as declared and, in the event of winding up the Company, to participate in the proceeds from the sale of all surplus assets in proportion to the number of and amounts paid up on shares held.  Ordinary shares, which have no par value, entitle their holder to one vote, either in person or by proxy, at a meeting of the Company.

Capital management

When managing capital, Management’s objective is to ensure that the Group continues as a going concern as well as to provide returns for shareholders and benefits for other stakeholders.  Management also aims to maintain a capital structure to reduce the entity’s cost of capital.